Related Party Transactions (Details) - Schedule of Relationship with Material Related Parties	12 Months Ended
Dec. 31, 2023
Maya [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Equity method investee of the Company
Beijing Huaxianglianxin Technology Company [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Equity method investee of the Company
iQsim S.A. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Equity method investee of the Company